Prepayments On Flight Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Prepayments On Flight Equipment [Abstract]
Summary Of Movements In Prepayments On Flight Equipment

	Year ended December 31,
	2011	2012	2013
Net book value at beginning of period	$199,417	$95,619	$53,594
Prepayments made during the period	43,313	33,508	205,865
Interest capitalized during the period	4,439	2,616	7,455
Prepayments and capitalized interest applied against the purchase of flight equipment	(151,550)	(78,149)	(43,099)
Net book value at end of period	$95,619	$53,594	$223,815